Other assets and assets classified as held for sale	12 Months Ended
Dec. 31, 2018
Other assets and assets classified as held for sale [abstract]
Other assets and assets classified as held for sale
23	Other assets and assets classified as held for sale

			2017 RMB’000	2018 RMB’000
Other current assets
Prepayments			228,269	38,025
Prepayments to related parties	28	(c)	21,937	67,242

			250,206	105,267

Assets classified as held for sale (i)			—	24,331

(i)	Land held for sale

A contract has been arranged to sell all the land use rights of Jinyong to local government. The sale is expected to be completed before the end of December 2019. The asset is presented within total assets of the Synthetic fibers segment in Note 6.

Land classified as held for sale during the reporting period was measured at the lower of its carrying amount and fair value less costs to sell at the time of the reclassification. As the carrying amount was lower than fair value less costs to sell, land classified as held for sale amounted to RMB 24,331 thousands was measured at its carrying amount.